Derivative Financial Instruments and Market Risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Parenthetical) (Detail) - 12 months ended Dec. 31, 2018 - Forward currency sales in USD [member]
€ in Millions, $ in Millions
	EUR (€)	USD ($)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount | $		$ 3,615
Maturity date	expiring in 2019
Fair value of forward contracts | €	€ 24